Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit) [Abstract]
Loss before tax	$ 48,258	$ 38,961	$ 35,587
Tax credit calculated at the domestic tax rate 12.5%	(6,032)	(4,870)	(4,448)
Tax effects of [Abstract]
Losses for which no deferred tax asset was recognized	6,029	4,027	4,200
Income taxable at a higher rate of tax	583	1,594	118
Other permanent differences	(580)	(751)	130
Tax charge/(credit)	$ 0	$ 0	$ 0
Domestic tax rate	12.50%	12.50%	12.50%